Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2015
Registrant Name	dei_EntityRegistrantName	CAPITAL MANAGEMENT INVESTMENT TRUST
CIK	dei_EntityCentralIndexKey	0000931491
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Mar. 29, 2016
Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2016
Prospectus Date	rr_ProspectusDate	Mar. 29, 2016
Capital Management Mid-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Mid-Cap Fund is to seek long-term capital appreciation.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in certain funds in the Capital Management Investment Trust (“Trust”) with a similar sales charge. More information about these and other discounts is available from your financial professional and in the section “Investing in the Fund – Investor Shares” beginning on page 21 of the Mid-Cap Fund’s prospectus (“Prospectus”) and the section “Purchase of Shares – Reduced Sales Charges” beginning on page 21 of the Mid-Cap Fund’s SAI.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 01, 2017
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Mid-Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mid-Cap Fund’s performance. During the most recent fiscal year, the Mid-Cap Fund’s portfolio turnover rate was 24.64% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	24.64%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in certain funds in the Capital Management Investment Trust (“Trust”) with a similar sales charge.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Expense Example. This Example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the Mid-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Mid-Cap Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 1, 2017. Although your actual costs may be higher or lower, based on the assumptions your cost would be:

Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategies of the Fund. The Mid-Cap Fund pursues its investment objective by investing primarily in equity securities of medium-capitalization (“mid-cap”) companies. The Fund considers a mid-cap company to be one that has market capitalization within the range of $2.5 billion to $12.5 billion.

The Mid-Cap Fund’s investment in mid-cap companies will be primarily in equity securities, such as common and preferred stock, securities convertible into common stock and short sales. Under normal market conditions, the Mid-Cap Fund will invest at least 90% of its total assets in equity securities, of which at least 80% of its total assets will be invested in the equity securities of mid-cap companies.

In selecting portfolio securities, the Advisor uses various screens and models to produce a potential universe of companies. Then through fundamental research, the Advisor selects from that universe companies whose current share price is relatively undervalued. The Advisor considers selling or reducing the Mid-Cap Fund’s holding in a security if the security no longer meets the Advisor’s investment criteria, the company is no longer considered a mid-cap company or the Advisor believes a more attractive investment alternative is available. Final investment decisions are made by the Advisor’s portfolio manager.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Mid-Cap Fund is subject to investment risks, including the possible loss of some or all of the principal invested. There can be no assurance that the Mid-Cap Fund will be successful in meeting its investment objective. The Mid-Cap Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies. The following is a summary description of certain risks of investing in the Mid-Cap Fund.

• Market Risk. Securities markets are volatile and prices of all securities may decline when markets decline generally. Accordingly, the price of and the income generated by the Mid-Cap Fund’s securities may decline in response to, among other things, adverse changes in investor sentiment, general economic and market conditions, regional or global instability, interest rate fluctuations or other factors that may cause the securities markets to decline generally.

• Risks related to Other Equity Securities. In addition to common stocks, the equity securities in the Mid-Cap Fund’s portfolio may include preferred stock and convertible securities. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Mid-Cap Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.

• Mid-Cap Securities Risk. Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that mid-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general. In addition, the market for mid-cap securities may be more limited than the market for larger companies

• Portfolio Management Risk. The strategies used and securities selected by the Mid-Cap Fund’s Advisor may fail to produce the intended result and the Mid-Cap Fund may not achieve its objective. The securities selected for the Mid-Cap Fund may not perform as well as other securities that were consistent with the Mid-Cap Fund’s investment strategy, but were not selected for the Mid-Cap Fund. As a result, the Mid-Cap Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market. The performance of the Mid-Cap Fund may be better or worse than the performance of equity funds that focus on other types of equities or have a broader investment style.

• Short Sales Risk. The Mid-Cap Fund may establish a short position in a stock by selling borrowed shares of the stock. When the price of any stock that the Mid-Cap Fund has sold short rises above the price at which the Mid-Cap Fund borrowed and sold the stock, then the Mid-Cap Fund may lose money on the short sale. Accordingly, the Mid-Cap Fund is likely to lose value on its short sales in a rising market. If the broker from whom the stock was borrowed requires that the stock be repaid, then the Mid-Cap Fund could be forced to cover short positions earlier than the Mid-Cap Fund otherwise would. If the Mid-Cap Fund does not have the assets to cover a short sale, then the Mid-Cap Fund’s potential losses on the short will be unlimited because the security’s price may appreciate indefinitely.

May Lose Money	rr_RiskLoseMoney	An investment in the Mid-Cap Fund is subject to investment risks, including the possible loss of some or all of the principal invested.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Performance. The bar chart and table shown below provide some indication of the risks of investing in the Mid-Cap Fund by showing changes in the performance of the Mid-Cap Fund’s Institutional Shares from year to year and by showing how the Mid-Cap Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad-based securities market index. The Mid-Cap Fund’s past performance (before and after taxes) is not necessarily an indication of how the Mid-Cap Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Mid-Cap Fund by showing changes in the performance of the Mid-Cap Fund’s Institutional Shares from year to year and by showing how the Mid-Cap Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad-based securities market index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Mid-Cap Fund’s past performance (before and after taxes) is not necessarily an indication of how the Mid-Cap Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Quarterly Returns During This Time Period
Highest	15.15% (quarter ended June 30, 2009)
Lowest	-25.85% (quarter ended December 31, 2008)
Year to Date	2.75% (quarter ended December 31, 2015)

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	2.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.85%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (For the Period Ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Mid-Cap Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Mid-Cap Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan. After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

Capital Management Mid-Cap Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMEIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed, if applicable).	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.53%	[1],[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 156
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	500
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	869
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,904
2006	rr_AnnualReturn2006	6.88%
2007	rr_AnnualReturn2007	13.68%
2008	rr_AnnualReturn2008	(36.78%)
2009	rr_AnnualReturn2009	28.73%
2010	rr_AnnualReturn2010	17.90%
2011	rr_AnnualReturn2011	(4.72%)
2012	rr_AnnualReturn2012	11.12%
2013	rr_AnnualReturn2013	31.47%
2014	rr_AnnualReturn2014	6.97%
2015	rr_AnnualReturn2015	2.75%
1 Year	rr_AverageAnnualReturnYear01	2.75%
5 Years	rr_AverageAnnualReturnYear05	8.88%
10 Years	rr_AverageAnnualReturnYear10	5.96%
Capital Management Mid-Cap Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMCIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Redemption Fee (as a percentage of the amount redeemed, if applicable).	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.28%	[1],[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 524
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,007
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,516
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,909
1 Year	rr_AverageAnnualReturnYear01	(1.09%)
5 Years	rr_AverageAnnualReturnYear05	7.47%
10 Years	rr_AverageAnnualReturnYear10	4.89%
Capital Management Mid-Cap Fund | Return After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.04%
5 Years	rr_AverageAnnualReturnYear05	8.08%
10 Years	rr_AverageAnnualReturnYear10	5.27%
Capital Management Mid-Cap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	7.25%
10 Years	rr_AverageAnnualReturnYear10	4.92%
Capital Management Mid-Cap Fund | Russell Mid-Cap Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.78%)
5 Years	rr_AverageAnnualReturnYear05	11.24%
10 Years	rr_AverageAnnualReturnYear10	7.59%
Capital Management Mid-Cap Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.56%
10 Years	rr_AverageAnnualReturnYear10	7.30%
Capital Management Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Small-Cap Fund is to seek long-term capital appreciation,
Secondary objectives	rr_ObjectiveSecondaryTextBlock	while current income is a secondary consideration in selecting portfolio investments.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Small-Cap Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in certain funds in the Capital Management Investment Trust (“Trust”) with a similar sales charge. More information about these and other discounts is available from your financial professional and in the section “Investing in the Fund – Investor Shares” beginning on page 21 of the Small-Cap Fund’s prospectus (“Prospectus”) and the section “Purchase of Shares – Reduced Sales Charges” beginning on page 21 of the Small-Cap Fund’s statement of additional information (“SAI”).

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees. (Fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses. (Expenses that you pay each year as a % of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 01, 2017
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Small-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small-Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small-Cap Fund’s performance. During the most recent fiscal year, the Small-Cap Fund’s portfolio turnover rate was 30.91% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	30.91%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in certain funds in the Capital Management Investment Trust (“Trust”) with a similar sales charge.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Expense Example. This Example is intended to help you compare the cost of investing in the Small-Cap Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the Small-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Small-Cap Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 1, 2017. Although your actual costs may be higher or lower, based on the assumptions your cost would be:

Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategies of the Fund. The Small-Cap Fund pursues its investment objective by investing primarily in equity securities of small-capitalization (“small-cap”) companies. The Small-Cap Fund considers a small-cap company to be one that has market capitalization within the range of $100 million to $2.5 billion.

The Small-Cap Fund’s investment in small-cap companies will be primarily in equity securities, such as common and preferred stock, securities convertible into common stock and short sales. Under normal market conditions, the Small-Cap Fund will invest at least 90% of its total assets in equity securities, of which at least 80% of its total assets will be invested in the equity securities of small-cap companies.

While the Small-Cap Fund’s primary focus is investment in equity securities, the Small-Cap Fund has flexibility to invest in other types of securities when the Advisor believes they offer opportunities that are more attractive. Accordingly, the Small-Cap Fund may invest in derivative instruments, including put and call options. The Small-Cap Fund may also sell a security short (i.e., sell a security borrowed from a broker) if the Advisor expects the market price for the security to drop in the future. When the Small-Cap Fund makes a short sale of a security, the Small-Cap Fund will have to replace the security in the future, whether or not the price declines. The Small-Cap Fund may hold up to 20% of its net assets in derivative instruments and short positions at any time.

In selecting portfolio securities, the Advisor uses various screens and models to produce a potential universe of approximately 1,300 companies. Then, through fundamental research, the Advisor selects from that universe companies whose current share price is relatively undervalued. The Advisor considers selling or reducing the Small-Cap Fund’s holding in a security if the security no longer meets the Advisor’s investment criteria, the company is no longer considered a small-cap company or the Advisor believes a more attractive investment alternative is available. Final investment decisions are made by the Advisor’s portfolio manager.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Small-Cap Fund is subject to investment risks, including the possible loss of some or all of the principal invested. There can be no assurance that the Small-Cap Fund will be successful in meeting its investment objective. The Small-Cap Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies. The following is a summary description of certain risks of investing in the Small-Cap Fund.

• Market Risk. Securities markets are volatile and prices of all securities may decline when markets decline generally. Accordingly, the price of and the income generated by the Small-Cap Fund’s securities may decline in response to, among other things, adverse changes in investor sentiment, general economic and market conditions, regional or global instability, interest rate fluctuations or other factors that may cause the securities markets to decline generally.

• Risks related to Other Equity Securities. In addition to common stocks, the equity securities in the Small-Cap Fund’s portfolio may include preferred stock and convertible securities. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Small-Cap Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.

• Small-Cap Securities Risk. Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that small-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general. In addition, the market for small-cap securities may be more limited than the market for larger companies.

• Portfolio Management Risk. The strategies used and securities selected by the Small-Cap Fund’s Advisor may fail to produce the intended result and the Small-Cap Fund may not achieve its objective. The securities selected for the Small-Cap Fund may not perform as well as other securities that were consistent with the Small-Cap Fund’s investment strategy, but were not selected for the Small-Cap Fund. As a result, the Small-Cap Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market. The performance of the Small-Cap Fund may be better or worse than the performance of equity funds that focus on other types of equities or have a broader investment style.

• Short Sales Risk. The Small-Cap Fund may establish a short position in a stock by selling borrowed shares of the stock. When the price of any stock that the Small-Cap Fund has sold short rises above the price at which the Small-Cap Fund borrowed and sold the stock, then the Small-Cap Fund may lose money on the short sale. Accordingly, the Small-Cap Fund is likely to lose value on its short sales in a rising market. If the broker from whom the stock was borrowed requires that the stock be repaid, then the Small-Cap Fund could be forced to cover short positions earlier than the Small-Cap Fund otherwise would. If the Small-Cap Fund does not have the assets to cover a short sale, then the Small-Cap Fund’s potential losses on the short will be unlimited because the security’s price may appreciate indefinitely.

• Derivative Instruments Risk. Derivative instruments such as option contracts, futures contracts, and options on future contracts are generally investments the value of which depends on (or is derived from) the value of the underlying assets, interest rate, or index. Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the derivative security may not be liquid.

May Lose Money	rr_RiskLoseMoney	An investment in the Small-Cap Fund is subject to investment risks, including the possible loss of some or all of the principal invested.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading

Performance. The bar chart and table shown below provide some indication of the risks of investing in the Small-Cap Fund by showing changes in the performance of the Small-Cap Fund’s Institutional Shares from year to year and by showing how the Small-Cap Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad-based securities market index. The Small-Cap Fund’s past performance (before and after taxes) is not necessarily an indication of how the Small-Cap Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Small-Cap Fund by showing changes in the performance of the Small-Cap Fund’s Institutional Shares from year to year and by showing how the Small-Cap Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad-based securities market index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Small-Cap Fund’s past performance (before and after taxes) is not necessarily an indication of how the Small-Cap Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Quarterly Returns During This Time Period
Highest	33.58% (quarter ended June 30, 2009)
Lowest	-42.69% (quarter ended December 31, 2008)
Year to Date	-14.17% (quarter ended December 31, 2015)

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(14.17%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(42.69%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (For the Period Ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Small-Cap Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Small-Cap Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan. After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

Capital Management Small-Cap Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMSSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed, if applicable).	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.53%	[3],[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 156
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	525
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	920
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,024
2006	rr_AnnualReturn2006	15.05%
2007	rr_AnnualReturn2007	6.79%
2008	rr_AnnualReturn2008	(32.99%)
2009	rr_AnnualReturn2009	21.27%
2010	rr_AnnualReturn2010	28.49%
2011	rr_AnnualReturn2011	6.14%
2012	rr_AnnualReturn2012	11.11%
2013	rr_AnnualReturn2013	39.07%
2014	rr_AnnualReturn2014	(5.44%)
2015	rr_AnnualReturn2015	(14.17%)
1 Year	rr_AverageAnnualReturnYear01	(14.17%)
5 Years	rr_AverageAnnualReturnYear05	5.89%
10 Years	rr_AverageAnnualReturnYear10	5.50%
Capital Management Small-Cap Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMSVX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Redemption Fee (as a percentage of the amount redeemed, if applicable).	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.48%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.28%	[3],[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 524
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,031
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,564
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 3,017
1 Year	rr_AverageAnnualReturnYear01	(17.01%)
5 Years	rr_AverageAnnualReturnYear05	4.90%
10 Years	rr_AverageAnnualReturnYear10	4.90%
Capital Management Small-Cap Fund | Return After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.88%)
5 Years	rr_AverageAnnualReturnYear05	4.56%
10 Years	rr_AverageAnnualReturnYear10	4.47%
Capital Management Small-Cap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.31%)
5 Years	rr_AverageAnnualReturnYear05	4.68%
10 Years	rr_AverageAnnualReturnYear10	4.49%
Capital Management Small-Cap Fund | S&P 600 Small-Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.97%)
5 Years	rr_AverageAnnualReturnYear05	11.47%
10 Years	rr_AverageAnnualReturnYear10	8.00%
Wellington Shields All-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the All-Cap Fund is to seek capital appreciation.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the All-Cap Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 01, 2017
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The All-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when All-Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the All-Cap Fund’s performance. For the fiscal period ended December 2, 2014 through November 30, 2015, the All-Cap Fund’s portfolio turnover rate was 76.31% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	76.31%
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Expense Example. This Example is intended to help you compare the cost of investing in the All-Cap Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the All-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the All-Cap Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 1, 2017. Although your actual costs may be higher or lower, based on the assumptions your cost would be:

Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategies of the Fund. The All-Cap Fund pursues its investment objective by investing primarily in equity securities of all market capitalizations.

The All-Cap Fund’s investments will be primarily in equity securities, such as common and preferred stock, securities convertible into common stock and short sales. Under normal market conditions, the All-Cap Fund will invest at least 80% of its total assets in equity securities.

In selecting portfolio securities, the Adviser uses various screens and models to produce a potential universe of companies. Then through fundamental research, the Adviser selects from that universe companies whose current share price is relatively undervalued. The Adviser considers selling or reducing the All-Cap Fund’s holding in a security if the security no longer meets the Adviser’s investment criteria or the Adviser believes a more attractive investment alternative is available. Final investment decisions are made by the Adviser’s portfolio manager.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the All-Cap Fund is subject to investment risks, including the possible loss of some or all of the principal invested. There can be no assurance that the All-Cap Fund will be successful in meeting its investment objective. The All-Cap Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in equity securities. The following is a summary description of certain risks of investing in the All-Cap Fund.

• Market Risk. Securities markets are volatile and prices of all securities may decline when markets decline generally. Accordingly, the price of and the income generated by the All-Cap Fund’s securities may decline in response to, among other things, adverse changes in investor sentiment, general economic and market conditions, regional or global instability, interest rate fluctuations or other factors that may cause the securities markets to decline generally.

• Risks related to Other Equity Securities. In addition to common stocks, the equity securities in the All-Cap Fund’s portfolio may include preferred stock and convertible securities. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the All-Cap Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.

• Large-Cap Securities Risk. The All-Cap Fund will invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

• Mid-Cap Securities Risk. Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that mid-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general. In addition, the market for mid-cap securities may be more limited than the market for larger companies.

• Small-Cap Securities Risk. The All-Cap Fund will invest in small companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to find financing for growth or potential development than larger companies.

• Portfolio Management Risk. The strategies used and securities selected by the All-Cap Fund’s Adviser may fail to produce the intended result and the All-Cap Fund may not achieve its objective. The securities selected for the All-Cap Fund may not perform as well as other securities that were consistent with the All-Cap Fund’s investment strategy, but were not selected for the All-Cap Fund. As a result, the All-Cap Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market. The performance of the All-Cap Fund may be better or worse than the performance of equity funds that focus on other types of equities or have a broader investment style.

• Short Sales Risk. The All-Cap Fund may establish a short position in a stock by selling borrowed shares of the stock. When the price of any stock that the All-Cap Fund has sold short rises above the price at which the All-Cap Fund borrowed and sold the stock, then the All-Cap Fund may lose money on the short sale. Accordingly, the All-Cap Fund is likely to lose value on its short sales in a rising market. If the broker from whom the stock was borrowed requires that the stock be repaid, then the All-Cap Fund could be forced to cover short positions earlier than the All-Cap Fund otherwise would. If the All-Cap Fund does not have the assets to cover a short sale, then the All-Cap Fund’s potential losses on the short will be unlimited because the security’s price may appreciate indefinitely.

• Shares of other investment companies and ETFs Risk. You will indirectly bear fees and expenses charged by the underlying funds in which the All-Cap Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the All-Cap Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained. The All-Cap Fund may place otherwise un-invested cash in money market mutual funds.

• New Fund Risk. The All-Cap Fund was formed in December 2014. Accordingly, investors in the All-Cap Fund bear the risk that the All-Cap Fund may not be successful in implementing its investment strategy.

May Lose Money	rr_RiskLoseMoney	An investment in the All-Cap Fund is subject to investment risks, including the possible loss of some or all of the principal invested.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Performance. The bar chart and table shown below provide some indication of the risks of investing in the All-Cap Fund by showing changes in the performance of the All-Cap Fund’s Institutional Shares from year to year and by showing how the All-Cap Fund’s average annual returns compare with those of a broad-based securities market index. The All-Cap Fund’s past performance (before and after taxes) is not necessarily an indication of how the All-Cap Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the All-Cap Fund by showing changes in the performance of the All-Cap Fund’s Institutional Shares from year to year and by showing how the All-Cap Fund’s average annual returns compare with those of a broad-based securities market index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The All-Cap Fund’s past performance (before and after taxes) is not necessarily an indication of how the All-Cap Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Quarterly Returns During This Time Period
Highest	8.61% (quarter ended March 31, 2015)
Lowest	-9.42% (quarter ended September 30, 2015)
Year to Date	5.44% (quarter ended December 31, 2015)

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	5.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.42%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (For the Period Ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold All-Cap Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold All-Cap Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan. After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

Wellington Shields All-Cap Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WSCMX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed, if applicable).	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	1.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.05%)	[5]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.52%	[5]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 155
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	700
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,271
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,827
2015	rr_AnnualReturn2015	5.44%
1 Year	rr_AverageAnnualReturnYear01	5.44%
Since Inception	rr_AverageAnnualReturnSinceInception	6.01%
Wellington Shields All-Cap Fund | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.25%
Since Inception	rr_AverageAnnualReturnSinceInception	5.83%
Wellington Shields All-Cap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.72%
Wellington Shields All-Cap Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	1.08%
Wellington Shields All-Cap Fund | Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.21%
Since Inception	rr_AverageAnnualReturnSinceInception	0.02%

[1]	"Total Annual Fund Operating Expenses" will not correlate to the Mid-Cap Fund's ratio of expenses to average net assets in the Mid-Cap Fund's Financial Highlights, which reflects the operating expenses of the Mid-Cap Fund and does not include "Acquired Fund Fees and Expenses."
[2]	Capital Management Associates, Inc. (the "Advisor") has entered into a contractual agreement with the Mid-Cap Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Mid-Cap Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.50%. The contractual agreement cannot be terminated prior to April 1, 2017 without the Trust's Board of Trustees' approval.
[3]	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Small-Cap Fund and does not include "Acquired Fund Fees and Expenses."
[4]	Capital Management Associates, Inc. (the "Advisor") has entered into a contractual agreement with the Small-Cap Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Small-Cap Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.50%. The contractual agreement cannot be terminated prior to April 1, 2017 without the Trust's Board of Trustees' approval.
[5]	Wellington Shields Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the All-Cap Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.15% subject to the Adviser's right to recoup payments on a rolling three-year basis so long as the payments would not exceed the 1.15% expense cap. The contractual agreement cannot be terminated prior to April 1, 2017 without the Trust's Board of Trustees' approval.